Capital and Leasing Commitments (Bendon Limited)	12 Months Ended
Jan. 31, 2018
Bendon Limited [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Capital and Leasing Commitments

22	Capital and Leasing Commitments

(a)	Finance Leases

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Minimum lease payments:
- not later than one year	-	-	-	105
Minimum lease payments	-	-	-	105
Less: finance changes	-	-	-	-
Present value of minimum lease payments	-	-	-	105

(b)	Operating Leases

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Minimum lease payments under non-cancellable operating leases:
- not later than one year	9,618	9,472	9,594	8,952
- between one year and five years	14,943	14,435	16,438	17,089
- later than five years	528	59	140	312
	25,089	23,966	26,172	26,353

Operating leases are in place for leased premises and vehicles, and normally have a term between 1 and 11 years. Lease payments are increased on an annual basis to reflect market rentals.

(c)	Contracted Commitments

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Licence contract
- not later than one year	3,797	3,652	3,696	3,147
- between one year and five years	12,009	15,917	16,775	15,808
- later than five years	-	-	2,283	6,652
	15,806	19,569	22,754	25,607

The Group has an exclusive licence to use the trademark and name Heidi Klum in the manufacture, promotion, sale and distribution of product. The contract was executed on 26 September 2014 and commenced on 1 January 2015. The contract has a 7 year term with no rights to renew. Licence royalties are calculated based on net sales, and the minimum guarantee payments payable by the Group are set out above.